Inventories - Schedule of inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Classes of current inventories [abstract]
Consumables and reagent	$ 2,470	$ 2,472
Work in progress	45	104
Finished goods	4,051	551
Inventories	$ 6,566	$ 3,127